NET (LOSS) PER ORDINARY SHARE (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Schedule Of Basic And Diluted Net Loss Per Share [Abstract]
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-diluted	235,466,660	235,466,660	233,216,045	213,635,470
Net (loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	$ (0.08)	¥ (0.60)	¥ (2.55)	¥ (1.10)